[LOGO] Merrill Lynch  Investment Managers

Annual Report

September 30, 2002

The S&P 500(R)
Protected Equity
Fund, Inc.

www.mlim.ml.com

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                   The S&P 500(R) Protected Equity Fund, Inc.

Notice of Annual Meeting of Stockholders

The date of the Fund's next Annual Meeting of Stockholders has been changed from December 2002 to April 2003. Proposals of stockholders intended to be presented at the Fund's next Annual Meeting of Stockholders must be received by the Fund by December 30, 2002 for inclusion in the Fund's Proxy Statement and form of Proxy for that meeting. The Fund's By-laws generally require advance notice be given to the Fund in the event a stockholder desires to nominate a person for election to the Board of Directors or to transact any other business from the floor at an Annual Meeting of Stockholders. Notice of any such nomination or other business must be in writing and received at the Fund's principal executive office not later than the close of business on February 27, 2003. Written proposals should be sent to the Secretary of the Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

DEAR SHAREHOLDER

Investment Review

For the 12-month period ended September 30, 2002, the Fund had a total return of +4.96%, based on a change in per share net asset value from $8.87 to $9.31. The Fund's benchmark, the unmanaged Standard & Poor's (S&P) 500 Index had a total return of -20.49% for the same period.

The Fund met its objective of replicating the return of its benchmark while providing protection for its net asset value against the downside. The fourth quarter of 2001 was spent attempting to recover from losses after terrorists attacked the nation. During the first quarter of 2002, markets saw mixed sentiments regarding the prospects of the future of the economy. The markets were on edge in the first quarter with the ongoing efforts of the United States against terrorism appearing optimistic along with mixed news of economic recovery ahead. The situation took a turn for the worse as extremely volatile markets overtook the second quarter of 2002. Excessive market volatility resulted mainly because of high-profile companies failing one after another, increased concerns over accounting standards, renewed conflict in the Middle East and the threat of war between India and Pakistan.

After a slightly negative second quarter, most markets closed the third quarter even further in negative territory. More high-profile company failures, continuing concerns over accounting standards and rising geo-political risks combined to send markets into a tailspin. Market weakness typically reflects fear that economic weakness will persist. Although U.S. markets experienced three weeks of consecutive gains in August, the markets lost ground throughout the next five consecutive weeks and closed with negative returns for the third quarter. The Dow Jones Industrial Average closed at 7,591.93, down 1,651 points or -17.87% for the quarter, while the NASDAQ Composite Index closed at 1,172.06, down 291 points or -19.90%. With the instability of the markets, the Federal Reserve Board decided to leave interest rates unchanged at 1.75% at the Federal Open Market Committee (FOMC) meeting held on September 24, 2002.

While the S&P 500 Index posted large negative returns for the year, mid and small cap securities seemed to fare better during the 12 months ended September 30, 2002. The unmanaged S&P 400 Index had a total return of -4.70%, while the unmanaged S&P 600 Index had a total return of -1.79% for the year ended September 30, 2002. The trend of value stocks outperforming growth stocks in the first and second quarters of 2002 reversed in the third quarter. For the 12-month period ended September 30, 2002, growth stocks slightly outperformed value stocks as the unmanaged S&P/Barra Growth Index had a return of -19.36% compared to the unmanaged S&P/Barra Value Index return of -22.25%. During the period, technology and telecommunications sectors underperformed other sectors, while consumer staples was more resilient to the general market decline.

The second half of 2002 has not brought the market rebound that some were predicting. The markets remain volatile, with major indexes at or near their 52-week lows despite a brief rally in August. With investor confidence being shaken almost daily by new revelations, it is hard to determine whether we have hit bottom or not. As of the close of the third quarter, U.S. markets have experienced losses over a consecutive six-month period, a scenario that has previously occurred only five times in history. Furthermore, economic weakness seems only more pronounced internationally.

In the latest meeting of the FOMC, the Federal Reserve Board decided to leave the Federal Funds rate unchanged at its 40-year low of 1.75%. The September 24, 2002 meeting marked the first time in seven years that a governor of the Committee disagreed with the Chairman by voting to lower interest rates. This raises the possibility that interest rates could be lowered by the end of the year, but does not seem likely unless severe financial liquidity problems develop. During this time, the current accommodative stance of monetary policy, coupled with still robust underlying growth in productivity, should be sufficient to foster an improving business climate. However, considerable uncertainty persists about the extent and timing of the expected pickup in production and employment owing in part to the emergence of heightened geopolitical risks.

Market Outlook

Despite a difficult year, markets did exhibit a brief rally in August. Nevertheless, there are many current event issues and factors that have a significant impact on which direction the economy could turn. In light of the terrorist crisis in the Middle East and its symbolism of our sense of freedom and safety, as well as ongoing accounting scandals and corporate announcements, the market is expected to continue to be choppy and rotational as these factors battle with improving economic statistics over the fate of the market. Additionally, as the Federal Reserve Board keeps its prospects for continued productivity growth and works to strive for price stability and sustainable economic growth in the global economy, the outlook for the markets appears favorable. With that in mind, the Fund is positioned to continue its goal of meeting its stated objectives of replicating the risk and returns of the benchmark index.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

October 30, 2002


                                     2 & 3
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                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                           Shares
                  Issue                                     Held         Value
================================================================================
Common            3M Co. ............................       8,715     $  958,389
Stocks          + ADC Telecommunications, Inc. ......      17,180         19,757
                + The AES Corporation ...............      11,738         29,462
                  AFLAC Incorporated ................      11,573        355,175
                  ALLTEL Corporation ................       6,908        277,218
                + AMR Corporation ...................       3,383         14,141
                + AOL Time Warner Inc. ..............      97,520      1,140,984
                  AT&T Corp. ........................      75,944        912,087
                + AT&T Wireless Services Inc. .......      56,038        230,877
                  Abbott Laboratories ...............      34,091      1,377,276
                  Adobe Systems Incorporated ........       5,311        101,440
                  Adolph Coors Company (Class B) ....         848         47,742
                + Advanced Micro Devices, Inc. ......       7,576         40,456
                  Aetna Inc. (New Shares) ...........       3,120        111,727
                + Agilent Technologies, Inc. ........      10,110        132,037
                  Air Products and Chemicals, Inc. ..       5,067        212,865
                  Alberto-Culver Company (Class B) ..       1,285         63,004
                  Albertson's, Inc. .................       8,914        215,362
                  Alcoa Inc. ........................      18,999        366,681
                  Allegheny Energy, Inc. ............       2,730         35,763
                  Allegheny Technologies
                    Incorporated ....................       1,816         12,567
                  Allergan Inc. .....................       2,887        157,053
                + Allied Waste Industries, Inc. .....       4,394         32,296
                  The Allstate Corporation ..........      15,945        566,845
                + Altera Corporation ................       8,513         73,808
                  Ambac Financial Group, Inc. .......       2,340        126,103
                  Amerada Hess Corporation ..........       1,957        132,841
                  Ameren Corporation ................       3,058        127,366
                  American Electric Power
                    Company, Inc. ...................       7,088        202,079
                  American Express Company ..........      29,122        908,024
                  American Greetings Corporation
                    (Class A) .......................       1,378         22,186
                  American International
                    Group, Inc. .....................      57,667      3,154,385
                + American Power Conversion
                    Corporation .....................       4,300         41,108
                  AmerisourceBergen Corporation .....       2,240        159,981
                + Amgen Inc. ........................      28,255      1,178,234
                  AmSouth Bancorporation ............       8,152        169,072
                  Anadarko Petroleum Corporation ....       5,470        243,634
                + Analog Devices, Inc. ..............       7,987        157,344
                + Andrew Corporation ................       1,789         11,718
                  Anheuser-Busch Companies, Inc. ....      19,756        999,654
                  Aon Corporation ...................       5,694        116,670
                  Apache Corporation ................       2,994        177,993
                + Apple Computer, Inc. ..............       7,648        110,896
                  Applera Corporation-Applied
                    Biosystems Group ................       4,696         85,937
                + Applied Materials, Inc. ...........      35,846        414,021
                + Applied Micro Circuits Corporation        6,597         18,867
                  Archer-Daniels-Midland Company ....      14,607        182,734
                  Ashland Inc. ......................       1,562         41,846
                  Autodesk, Inc. ....................       2,372         30,053
                  Automatic Data Processing, Inc. ...      13,740        477,740
                + AutoZone, Inc. ....................       2,465        194,390
                + Avaya Inc. ........................       6,214          8,886
                  Avery Dennison Corporation ........       2,491        141,937
                  Avon Products, Inc. ...............       5,239        241,518
                  BB&T Corporation ..................       9,644        337,926
                  The B.F. Goodrich Company .........       2,323         43,858
                + BMC Software, Inc. ................       5,385         70,382
                  Baker Hughes Incorporated .........       7,369        213,922
                  Ball Corporation ..................       1,200         60,468
                  Bank of America Corporation .......      34,081      2,174,368
                  The Bank of New York Company, Inc.       16,190        465,301
                  Bank One Corporation ..............      25,650        959,310
                  Bausch & Lomb Incorporated ........       1,217         40,368
                  Baxter International Inc. .........      12,984        396,661
                  The Bear Stearns Companies Inc. ...       3,010        169,764
                  Becton, Dickinson and Company .....       5,661        160,772
                + Bed Bath & Beyond Inc. ............       6,330        206,168
                  BellSouth Corporation .............      41,251        757,368
                  Bemis Company, Inc. ...............       1,204         59,478
                + Best Buy Co., Inc. ................       6,886        153,627
                + Big Lots, Inc. ....................       2,435         38,546
                + Biogen, Inc. ......................       3,292         96,357
                  Biomet, Inc. ......................       5,931        157,943
                  The Black & Decker Corporation ....       1,760         73,797
                  The Boeing Company ................      19,202        655,364
                  Boise Cascade Corporation .........       1,313         29,936
                + Boston Scientific Corporation .....       8,836        278,864
                  Bristol-Myers Squibb Company ......      42,777      1,018,093
                + Broadcom Corporation (Class A) ....       5,725         61,143
                  Brown-Forman Corporation
                    (Class B) .......................       1,477         98,885
                  Brunswick Corporation .............       1,923         40,460
                  Burlington Northern Santa Fe Corp.        8,622        206,238
                  Burlington Resources Inc. .........       4,655        178,566
                + CIENA Corporation .................       7,215         21,429
                  CIGNA Corporation .................       3,296        233,192
                  CMS Energy Corporation ............       2,872         23,148
                  C.R. Bard, Inc. ...................       1,179         64,409
                  CSX Corporation ...................       4,695        123,854
                  CVS Corporation ...................       8,653        219,354
                + Calpine Corporation ...............       6,623         16,359
                  Campbell Soup Company .............       8,987        198,433
                  Capital One Financial Corporation .       4,587        160,178
                  Cardinal Health, Inc. .............       9,813        610,369
                  Carnival Corporation ..............      12,914        324,141
                  Caterpillar Inc. ..................       7,595        282,686
                + Cendant Corporation ...............      21,220        228,327
                  Centex Corporation ................       1,272         56,413
                  CenturyTel, Inc. ..................       3,111         69,780
                  The Charles Schwab Corporation ....      44,272        385,166
                  Charter One Financial, Inc. .......       5,059        150,351
                  ChevronTexaco Corporation .........      23,541      1,630,214
                + Chiron Corporation ................       4,232        147,866
                  The Chubb Corporation .............       3,856        211,424
                  Cincinnati Financial Corporation ..       3,537        125,846
                  Cinergy Corp. .....................       3,557        111,796
                  Cintas Corporation ................       3,760        157,619
                  Circuit City Stores--Circuit
                    City Group ......................       4,523         68,523
                + Cisco Systems, Inc. (a) ...........     161,094      1,688,265
                  Citigroup Inc. ....................     107,781      3,195,707
                + Citizens Communications Company ...       6,280         42,578
                + Citrix Systems, Inc. ..............       4,129         24,898
                + Clear Channel Communications, Inc.       12,921        449,005
                  The Clorox Company ................       5,206        209,177
                  The Coca-Cola Company .............      54,748      2,625,714
                  Coca-Cola Enterprises Inc. ........       9,782        207,770
                  Colgate-Palmolive Company .........      12,349        666,229
                + Comcast Corporation (Class A) .....      20,760        433,054
                  Comerica Incorporated .............       3,941        190,035
                  Computer Associates
                    International, Inc. .............      12,728        122,189
                + Computer Sciences Corporation .....       3,734        103,768
                + Compuware Corporation .............       8,118         24,760
                + Comverse Technology, Inc. .........       4,066         28,421
                  ConAgra, Inc. .....................      11,885        295,342
                + Concord EFS, Inc. .................      10,580        168,010
                  ConocoPhillips ....................      14,788        683,797
                  Consolidated Edison, Inc. .........       4,665        187,626
                  Constellation Energy Group ........       3,607         89,417
                + Convergys Corporation .............       3,785         56,889
                  Cooper Industries, Ltd. (Class A)         2,075         62,976
                  Cooper Tire & Rubber Company ......       1,593         25,711
                + Corning Incorporated ..............      20,473         32,757
                + Costco Wholesale Corporation ......       9,864        319,298
                  Countrywide Credit Industries, Inc.       2,600        122,590
                  Crane Co. .........................       1,332         26,320
                  Cummins Engine Company, Inc. ......         964         22,770
                  DTE Energy Company ................       3,628        147,660
                  Dana Corporation ..................       3,325         43,491
                  Danaher Corporation ...............       3,173        180,385
                  Darden Restaurants, Inc. ..........       3,940         95,506
                  Deere & Company ...................       5,179        235,386
                + Dell Computer Corporation .........      57,249      1,346,496
                  Delphi Automotive Systems
                    Corporation .....................      12,369        105,755
                  Delta Air Lines, Inc. .............       2,698         25,064
                  Deluxe Corporation ................       1,581         71,240
                  Devon Energy Corporation ..........       2,885        139,201
                  Dillard's, Inc. (Class A) .........       1,871         37,757
                  Dollar General Corporation ........       7,338         98,476
                  Dominion Resources, Inc. ..........       5,754        291,900
                  Dover Corporation .................       4,477        113,626
                  The Dow Chemical Company ..........      19,767        539,837
                  Dow Jones & Company, Inc. .........       1,951         74,938
                  Duke Energy Corporation ...........      16,938        331,138
                  Dynegy Inc. (Class A) .............       7,141          8,284
                  E.I. du Pont de Nemours
                    and Company .....................      22,953        827,915
                + EMC Corporation ...................      48,574        221,983
                  EOG Resources, Inc. ...............       2,600         93,496
                  Eastman Chemical Company ..........       1,700         64,889
                  Eastman Kodak Company .............       6,384        173,900
                  Eaton Corporation .................       1,547         98,606
                  Ecolab Inc. .......................       2,780        116,009
                + Edison International ..............       7,175         71,750
                  El Paso Corporation ...............      11,207         92,682
                  Electronic Data Systems
                    Corporation .....................      10,333        144,455
                  Eli Lilly and Company .............      24,737      1,368,946
                  Emerson Electric Co. ..............       9,438        414,706
                  Engelhard Corporation .............       2,878         68,583


                                     4 & 5

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                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                           Shares
                  Issue                                     Held         Value
================================================================================
Common            Entergy Corporation ...............       4,858     $  202,093
Stocks            Equifax Inc. ......................       3,140         68,264
(continued)       Equity Office Properties Trust ....       8,800        227,216
                  Exelon Corporation ................       7,036        334,210
                  Exxon Mobil Corporation ...........     151,868      4,844,589
                  FPL Group, Inc. ...................       3,908        210,250
                  Family Dollar Stores, Inc. ........       3,785        101,741
                  Fannie Mae ........................      22,017      1,310,892
                + Federated Department Stores, Inc. .       4,362        128,417
                  FedEx Corp. .......................       6,758        338,373
                  Fifth Third Bancorp ...............      12,590        770,886
                  First Data Corporation ............      17,246        482,026
                  FirstEnergy Corp. .................       6,754        201,877
                + Fiserv, Inc. ......................       4,132        116,027
                  FleetBoston Financial Corporation .      23,839        484,647
                  Fluor Corporation .................       1,745         42,648
                  Ford Motor Company ................      40,270        394,646
                + Forest Laboratories, Inc. .........       3,920        321,479
                  Fortune Brands, Inc. ..............       3,417        161,590
                  Franklin Resources, Inc. ..........       5,809        180,660
                  Freddie Mac .......................      15,244        852,140
                + Freeport-McMoRan Copper &
                    Gold, Inc. (Class B) ............       3,168         42,641
                  Gannett Co., Inc. .................       5,887        424,924
                  The Gap, Inc. .....................      18,918        205,260
                + Gateway Inc. ......................       7,112         21,123
                  General Dynamics Corporation ......       4,385        356,632
                  General Electric Company ..........     218,632      5,389,279
                  General Mills, Inc. ...............       7,974        354,205
                  General Motors Corporation ........      12,119        471,429
                  Genuine Parts Company .............       3,807        116,646
                + Genzyme Corporation ...............       4,200         86,562
                  Georgia-Pacific Group .............       4,965         64,992
                  The Gillette Company ..............      23,273        688,881
                  Golden West Financial Corporation .       3,513        218,438
                  The Goodyear Tire &
                    Rubber Company ..................       3,497         31,088
                  Great Lakes Chemical Corporation ..       1,166         28,007
                + Guidant Corporation ...............       6,757        218,319
                  H & R Block, Inc. .................       3,996        167,872
                  HCA Inc. ..........................      11,831        563,274
                + HEALTHSOUTH Corporation ...........       8,536         35,424
                  H.J. Heinz Company ................       7,658        255,547
                  Halliburton Company ...............       9,444        121,922
                  Harley-Davidson, Inc. .............       6,696        311,029
                + Harrah's Entertainment, Inc. ......       2,605        125,587
                  The Hartford Financial Services
                    Group, Inc. .....................       5,222        214,102
                  Hasbro, Inc. ......................       3,773         41,993
                + Health Management Associates, Inc.
                    (Class A) .......................       5,400        109,188
                + Hercules Incorporated .............       2,341         21,561
                  Hershey Foods Corporation .........       3,008        186,646
                  Hewlett-Packard Company ...........      66,225        772,846
                  Hilton Hotels Corporation .........       8,129         92,508
                  The Home Depot, Inc. ..............      51,365      1,340,626
                  Honeywell International Inc. ......      17,813        385,830
                  Household International, Inc. .....      10,209        289,017
                + Humana Inc. .......................       3,758         46,599
                  Huntington Bancshares
                    Incorporated ....................       5,540        100,773
                  IMS Health Incorporated ...........       6,489         97,140
                  ITT Industries, Inc. ..............       1,924        119,923
                  Illinois Tool Works Inc. ..........       6,676        389,411
                  Ingersoll-Rand Company (Class A) ..       3,704        127,566
                  Intel Corporation .................     148,021      2,056,012
                  International Business Machines
                    Corporation .....................      37,741      2,203,697
                  International Flavors &
                    Fragrances Inc. .................       2,131         67,872
                + International Game Technology .....       1,600        110,624
                  International Paper Company .......      10,636        355,136
                  The Interpublic Group of
                    Companies, Inc. .................       8,258        130,889
                + Intuit Inc. .......................       4,540        206,706
                  J.C. Penney Company, Inc. .........       5,766         91,795
                + JDS Uniphase Corporation ..........      28,971         56,435
                  J.P. Morgan Chase & Co. ...........      43,695        829,768
                + Jabil Circuit, Inc. ...............       4,160         61,485
                  Jefferson-Pilot Corporation .......       3,348        134,255
                  John Hancock Financial
                    Services, Inc. ..................       6,840        190,152
                  Johnson & Johnson .................      64,984      3,514,335
                  Johnson Controls, Inc. ............       1,865        143,269
                  KB HOME ...........................         947         46,251
                + KLA-Tencor Corporation ............       4,106        114,722
                + Kadant Inc. .......................           1             13
                  Kellogg Company ...................       8,963        298,020
                  Kerr-McGee Corporation ............       2,171         94,308
                  KeyCorp ...........................       9,409        234,943
                  KeySpan Corporation ...............       3,000        100,500
                  Kimberly-Clark Corporation ........      11,714        663,481
                  Kinder Morgan, Inc. ...............       2,528         89,618
                + King Pharmaceuticals, Inc. ........       5,336         96,955
                  Knight Ridder, Inc. ...............       1,621         91,441
                + Kohl's Corporation ................       7,294        443,548
                + The Kroger Co. ....................      17,845        251,614
                + LSI Logic Corporation .............       7,908         50,216
                  Leggett & Platt, Incorporated .....       4,328         85,651
                  Lehman Brothers Holdings, Inc. ....       7,888        386,906
                + Lexmark International Group, Inc. .
                    (Class A) .......................       2,865        134,655
                  The Limited, Inc. .................       9,403        134,839
                  Lincoln National Corporation ......       4,134        126,294
                  Linear Technology Corporation .....       7,004        145,123
                  Liz Claiborne, Inc. ...............       2,286         57,036
                  Lockheed Martin Corporation .......       9,489        613,654
                  Loews Corporation .................       4,398        188,630
                + Louisiana-Pacific Corporation .....       2,314         14,972
                  Lowe's Companies, Inc. ............      16,920        700,488
                + Lucent Technologies Inc. ..........      74,964         56,973
                  MBIA, Inc. ........................       3,291        131,475
                  MBNA Corporation ..................      28,122        516,882
                  MGIC Investment Corporation .......       2,322         94,807
                + Manor Care, Inc. ..................       2,267         50,962
                  Marathon Oil Corporation ..........       6,860        155,585
                  Marriott International, Inc.
                    (Class A) .......................       5,299        153,618
                  Marsh & McLennan Companies, Inc. ..      12,152        506,009
                  Masco Corporation .................      10,122        197,885
                  Mattel, Inc. ......................       9,429        169,816
                + Maxim Integrated Products, Inc. ...       7,204        178,371
                  The May Department Stores
                    Company .........................       6,544        149,007
                  Maytag Corporation ................       1,690         39,174
                + McDermott International, Inc. .....       1,367          8,380
                  McDonald's Corporation ............      28,466        502,710
                  The McGraw-Hill Companies, Inc. ...       4,330        265,083
                  McKesson HBOC, Inc. ...............       6,274        177,742
                  MeadWestvaco Corporation ..........       4,362         83,794
                + MedImmune, Inc. ...................       4,680         97,672
                  Medtronic, Inc. ...................      26,548      1,118,202
                  Mellon Financial Corporation ......       9,804        254,218
                  Merck & Co., Inc. .................      50,470      2,306,984
                + Mercury Interactive Corp. .........       1,830         31,403
                  Meredith Corporation ..............       1,094         47,097
                  MetLife, Inc. .....................      16,502        375,585
                + Micron Technology, Inc. ...........      13,114        162,220
                + Microsoft Corporation (a) .........     120,363      5,258,659
                  Millipore Corporation .............       1,036         32,934
                + Mirant Corporation ................       7,897         17,452
                  Molex Incorporated ................       4,301        101,159
                  Monsanto Company ..................       4,884         74,676
                  Moody's Corporation ...............       3,467        168,149
                  Morgan Stanley ....................      35,637      1,207,382
                  Motorola, Inc. ....................      48,265        491,338
                + NCR Corporation ...................       2,120         41,976
                  NICOR, Inc. .......................         986         27,805
                + Nabors Industries, Ltd. ...........       3,230        105,782
                  National City Corporation .........      13,223        377,252
                  National Grid Group PLC (ADR) (b)..           1             36
                + National Semiconductor
                    Corporation .....................       3,835         45,790
                + Navistar International Corporation        1,322         28,661
                + Network Appliance, Inc. ...........       7,091         51,977
                  The New York Times Company
                    (Class A) .......................       3,505        159,302
                  Newell Rubbermaid Inc. ............       5,890        181,824
                  Newmont Mining Corporation ........       4,296        118,183
                + Nextel Communications, Inc.
                    (Class A) .......................      16,833        127,089
                  Nike, Inc. (Class B) ..............       5,924        255,798
                  NiSource Inc. .....................       4,488         77,328
                + Noble Corporation .................       3,000         93,000
                  Nordstrom, Inc. ...................       2,961         53,120
                  Norfolk Southern Corporation ......       8,456        170,727
                  Northern Trust Corporation ........       4,900        184,730
                  Northrop Grumman Corporation ......       1,878        232,947
                + Novell, Inc. ......................       7,920         16,632
                + Novellus Systems, Inc. ............       3,070         63,887
                  Nucor Corporation .................       1,712         64,885
                  Occidental Petroleum Corporation ..       8,221        233,312
                + Office Depot, Inc. ................       6,583         81,234
                  Omnicom Group Inc. ................       4,077        227,007
                + Oracle Corporation ................     119,358        938,154
                  PACCAR Inc. .......................       2,554         86,300
                + PG&E Corporation ..................       8,537         96,127
                + PMC--Sierra, Inc. .................       3,610         14,007


                                     6 & 7

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                           Shares
                  Issue                                     Held         Value
================================================================================
Common            PNC Bank Corp. ....................       6,361     $  268,243
Stocks            PPG Industries, Inc. ..............       3,729        166,686
(concluded)       PPL Corporation ...................       3,201        104,161
                + Pactiv Corporation ................       3,491         57,427
                  Pall Corporation ..................       2,755         43,501
                + Parametric Technology Corporation .       5,874         10,573
                  Parker-Hannifin Corporation .......       2,568         98,123
                  Paychex, Inc. .....................       8,225        200,032
                  Peoples Energy Corporation ........         817         27,525
                + PeopleSoft, Inc. ..................       6,471         80,046
                  The Pepsi Bottling Group, Inc. ....       6,200        145,080
                  PepsiCo, Inc. .....................      38,903      1,437,466
                  PerkinElmer, Inc. .................       2,222         12,110
                  Pfizer Inc. .......................     137,449      3,988,770
                  Pharmacia Corporation .............      28,635      1,113,329
                + Phelps Dodge Corporation ..........       1,799         46,108
                  Philip Morris Companies Inc. ......      47,616      1,847,501
                  Pinnacle West Capital Corporation .       1,851         51,384
                  Pitney Bowes Inc. .................       5,432        165,622
                + Power-One, Inc. ...................       1,740          5,185
                  Praxair, Inc. .....................       3,468        177,249
                  The Procter & Gamble Company ......      28,507      2,547,956
                  Progress Energy, Inc. .............       4,822        197,075
                  The Progressive Corporation .......       5,037        255,023
                + Providian Financial Corporation ...       6,328         31,007
                  Public Service Enterprise Group
                    Incorporated ....................       4,578        139,629
                  Pulte Corporation .................       1,284         54,737
                + QLogic Corporation ................       2,010         52,340
                + QUALCOMM Incorporated .............      16,652        459,928
                + Quintiles Transnational Corp. .....       2,544         24,193
                + Qwest Communications
                    International Inc. ..............      36,593         83,432
                  R.R. Donnelley & Sons Company .....       2,584         60,750
                + RadioShack Corporation ............       4,082         81,885
                  Raytheon Company ..................       8,454        247,702
                + Reebok International Ltd. .........       1,292         32,365
                  Regions Financial Corporation .....       5,007        163,579
                + Reliant Energy, Inc. ..............       6,564         65,706
                + Robert Half International Inc. ....       3,860         61,258
                  Rockwell Collins ..................       4,033         88,484
                  Rockwell International Corporation        4,033         65,617
                  Rohm and Haas Company .............       4,913        152,303
                  Rowan Companies, Inc. .............       2,115         39,424
                  Ryder System, Inc. ................       1,293         32,234
                  SAFECO Corporation ................       2,865         91,050
                  SBC Communications Inc. ...........      74,131      1,490,033
                  SLM Corporation ...................       3,625        337,632
                  SUPERVALU Inc. ....................       2,901         46,851
                  SYSCO Corporation .................      14,803        420,257
                + Sabre Holdings Corporation ........       2,867         55,476
                + Safeway Inc. ......................      11,124        248,065
                + Sanmina Corporation ...............      12,437         34,450
                  Sara Lee Corporation ..............      17,374        317,770
                  Schering-Plough Corporation .......      32,203        686,568
                  Schlumberger Limited ..............      12,616        485,211
                  Scientific-Atlanta, Inc. ..........       3,556         44,486
                + Sealed Air Corporation ............       1,825         30,824
                  Sears, Roebuck & Co. ..............       7,231        282,009
                  Sempra Energy .....................       4,481         88,052
                  The Sherwin-Williams Company ......       3,448         81,649
                + Siebel Systems, Inc. ..............       9,974         57,350
                  Sigma-Aldrich Corporation .........       1,700         83,759
                  Snap-On Incorporated ..............       1,272         29,231
                + Solectron Corporation .............      14,378         30,338
                  The Southern Company ..............      15,078        433,945
                  SouthTrust Corporation ............       7,510        182,117
                  Southwest Airlines Co. ............      16,751        218,768
                + Sprint Corp. (PCS Group) ..........      20,600         40,376
                  Sprint Corporation ................      19,539        178,196
                + St. Jude Medical, Inc. ............       3,698        132,019
                  The St. Paul Companies, Inc. ......       4,720        135,558
                  The Stanley Works .................       1,896         61,942
                + Staples, Inc. .....................      10,034        128,335
                + Starbucks Corporation .............       8,354        172,594
                  Starwood Hotels & Resorts
                    Worldwide, Inc. .................       4,315         96,225
                  State Street Corporation ..........       7,222        279,058
                  Stilwell Financial, Inc. ..........       4,888         58,998
                  Stryker Corporation ...............       4,340        249,984
                + Sun Microsystems, Inc. ............      71,684        185,662
                  Sunoco, Inc. ......................       1,845         55,645
                  SunTrust Banks, Inc. ..............       6,427        395,132
                  Symbol Technologies, Inc. .........       4,987         38,250
                  Synovus Financial Corp. ...........       6,309        130,092
                  T. Rowe Price Group Inc. ..........       2,695         67,267
                  TECO Energy, Inc. .................       2,945         46,767
                  The TJX Companies, Inc. ...........      12,430        211,310
                + TMP Worldwide Inc. ................       2,360         21,240
                  TRW Inc. ..........................       2,790        163,354
                  TXU Corp. .........................       5,704        237,914
                  Target Corporation ................      19,791        584,230
                + Tektronix, Inc. ...................       2,058         33,813
                + Tellabs, Inc. .....................       9,058         36,866
                  Temple-Inland, Inc. ...............       1,087         41,991
                + Tenet Healthcare Corporation ......      10,705        529,897
                + Teradyne, Inc. ....................       3,818         36,653
                  Texas Instruments Incorporated ....      38,210        564,362
                  Textron, Inc. .....................       3,143        107,176
                + Thermo Electron Corporation .......       3,977         64,149
                + Thomas & Betts Corporation ........       1,310         18,458
                  Tiffany & Co. .....................       3,264         69,947
                  Torchmark Corporation .............       2,777         95,140
                + Toys 'R' Us, Inc. .................       4,362         44,405
                  Transocean Inc. ...................       7,001        145,621
                + Travelers Property Casualty Corp.
                    (Class B) .......................       9,824        132,919
                  Tribune Company ...................       6,569        274,650
                  Tupperware Corporation ............       1,326         22,038
                  Tyco International Ltd. ...........      42,626        601,027
                  U.S. Bancorp ......................      39,143        727,277
                  UST Inc. ..........................       3,605        101,697
                  Union Pacific Corporation .........       5,476        316,896
                  Union Planters Corporation ........       4,527        124,311
                + Unisys Corporation ................       6,915         48,405
                  United States Steel Corporation ...       1,935         22,465
                  United Technologies Corporation ...      10,349        584,615
                  UnitedHealth Group Incorporated ...       7,020        612,284
                + Univision Communications Inc.
                    (Class A) .......................       4,605        104,994
                  Unocal Corporation ................       5,368        168,502
                  UnumProvident Corporation .........       5,296        107,774
                + VERITAS Software Corporation ......       8,747        128,668
                  V. F. Corporation .................       2,465         88,691
                  Verizon Communications ............      59,531      1,633,531
                + Viacom, Inc. (Class B) ............      39,183      1,588,871
                  Visteon Corporation ...............       2,906         27,520
                  Vulcan Materials Company ..........       2,203         79,660
                  W. W. Grainger, Inc. ..............       2,049         87,185
                  Wachovia Corporation ..............      30,955      1,011,919
                  Walgreen Co. ......................      22,404        689,147
                  Wal-Mart Stores, Inc. .............      98,408      4,845,610
                  The Walt Disney Company ...........      45,961        695,850
                  Washington Mutual, Inc. ...........      20,579        647,621
                  Waste Management, Inc. ............      13,735        320,300
                + Watson Pharmaceuticals, Inc. ......       2,326         57,010
                + WellPoint Health Networks Inc. ....       2,802        205,387
                  Wells Fargo Company ...............      37,766      1,818,811
                  Wendy's International, Inc. .......       2,534         83,901
                  Weyerhaeuser Company ..............       4,736        207,295
                  Whirlpool Corporation .............       1,470         67,414
                  The Williams Companies, Inc. ......      11,322         25,588
                  Winn-Dixie Stores, Inc. ...........       3,145         41,262
                  Wm. Wrigley Jr. Company ...........       4,976        246,262
                  Worthington Industries, Inc. ......       1,868         34,932
                  Wyeth .............................      28,957        920,833
                  XL Capital Ltd. (Class A) .........       2,805        206,167
                  Xcel Energy, Inc. .................       7,561         70,393
                + Xerox Corporation .................      15,281         75,641
                + Xilinx, Inc. ......................       7,260        114,984
                + YUM! Brands, Inc. .................       6,536        181,113
                + Yahoo! Inc. .......................      12,478        119,414
                + Zimmer Holdings, Inc. .............       4,277        163,980
                  Zions Bancorporation ..............       2,070         90,107
                  --------------------------------------------------------------
                  Total Common Stocks
                  (Cost--$256,018,341)--54.4%                        159,742,422
================================================================================


                                     8 & 9

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                             Face
                            Amount                                   Short-Term Obligations                             Value
===============================================================================================================================
Commercial                $4,462,000                      General Electric Capital Corp., 1.97% due 10/01/2002     $  4,462,000
Paper*
===============================================================================================================================
                          Total Short-Term Obligations (Cost--$4,462,000)--1.5%                                       4,462,000
===============================================================================================================================
                        Nominal Value
OPTIONS                  Covered by
PURCHASED             Options Purchased                                       Issue
===============================================================================================================================
Put Options                232,484                        S&P 500 European, expiring October 2007 at $1,639         130,179,601
Purchased
===============================================================================================================================
                          Total Options Purchased (Cost--$44,408,620)--44.4%                                        130,179,601
===============================================================================================================================
                          Total Investments (Cost--$304,888,961)--100.3%                                            294,384,023
                          Variation Margin on Financial Futures Contracts**--0.0%                                       (43,775)
                          Short Sales (Proceeds--$24,383)***--0.0%                                                      (24,510)
                          Liabilities in Excess of Other Assets--(0.3%)                                                (901,579)
                                                                                                                   ------------
                          Net Assets--100.0%                                                                       $293,414,159
                                                                                                                   ============
===============================================================================================================================

(a) All or a portion of security held as collateral in connection with open financial futures contracts.
(b)   American Depositary Receipts.

      See Notes to Financial Statements.

 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of September 30, 2002 were as follows:

-----------------------------------------------------------------
Number of                          Expiration
Contracts       Issue                 Date                Value
-----------------------------------------------------------------
    17      S&P 500 Index         December 2002        $3,463,750
-----------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$3,807,327)                     $3,463,750
                                                       ==========
-----------------------------------------------------------------

***   Covered short sales entered into as of September 30, 2002 were as follows:

-----------------------------------------------------------------
Shares           Issue                                     Value
-----------------------------------------------------------------
 1,200      Circuit City Stores, Inc.--CarMax Group      $(19,260)
 3,000      Reliant Resources, Inc.                        (5,250)
-----------------------------------------------------------------
Total (Proceeds--$24,383)                                $(24,510)
                                                         ========
-----------------------------------------------------------------

+ Non-income producing security.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                As of September 30, 2002
===============================================================================================================================
Assets:         Investments, at value (identified cost--$260,480,341).........................                     $164,204,422
                Options purchased, at value (cost--$44,408,620)...............................                      130,179,601
                Cash..........................................................................                              570
                Receivables:
                  Dividends ..................................................................    $     231,990
                  Short sales ................................................................           24,383         256,373
                                                                                                  -------------
                Prepaid expenses and other assets.............................................                              238
                                                                                                                   ------------
                Total assets..................................................................                      294,641,204
                                                                                                                   ------------
===============================================================================================================================
Liabilities:    Common stocks sold short, at market value (proceeds--$24,383).................                           24,510
                Payables:
                  Investment adviser..........................................................          733,146
                  Deferred advisory fees......................................................          425,614
                  Variation margin............................................................           43,775       1,202,535
                                                                                                  -------------    ------------
                Total liabilities.............................................................                        1,227,045
                                                                                                                   ------------
===============================================================================================================================
Net Assets:     Net assets....................................................................                     $293,414,159
                                                                                                                   ============
===============================================================================================================================
Capital:        Common Stock, par value $.10 per share, 200,000,000 shares authorized.........                     $  3,151,000
                Paid-in capital in excess of par..............................................                      311,948,996
                Undistributed investment income--net..........................................    $     207,039
                Accumulated realized capital losses on investments--net.......................      (11,044,234)
                Unrealized depreciation on investments--net...................................      (10,848,642)
                                                                                                  -------------

                Total accumulated losses--net.................................................                      (21,685,837)
                                                                                                                   ------------
                Total Capital--Equivalent to $9.31 per share based on 31,510,000 shares of
                Common Stock outstanding (market price--$8.35)................................                     $293,414,159
                                                                                                                   ============
===============================================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

STATEMENT OF OPERATIONS


                         For the Year Ended September 30, 2002
===============================================================================================================================
Investment               Dividends (net of $12,700 foreign withholding tax)....................                    $  3,140,897
Income:                  Interest..............................................................                          17,982
                                                                                                                   ------------
                         Total income..........................................................                       3,158,879
                                                                                                                   ------------
===============================================================================================================================
Expenses:                Investment advisory fees..............................................   $  2,854,642
                         Directors' fees and expenses..........................................         46,081
                                                                                                  ------------
                         Total expenses........................................................                       2,900,723
                                                                                                                   ------------
                         Investment income--net................................................                         258,156
                                                                                                                   ------------
===============================================================================================================================
Realized &               Realized loss on investments--net.....................................                      (9,764,225)
Unrealized Gain (Loss)   Change in unrealized appreciation/depreciation on investments--net....                      23,544,736
On Investments--Net:                                                                                               ------------
                         Total realized and unrealized gain on investments--net................                      13,780,511
                                                                                                                   ------------
                         Net Increase in Net Assets Resulting from Operations..................                    $ 14,038,667
                                                                                                                   ============
===============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the Year Ended
                                                                                                           September 30,
                                                                                                  -----------------------------
                Increase (Decrease) in Net Assets:                                                     2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Operations:     Investment income--net.........................................................   $    258,156     $    170,669
                Realized loss on investments--net..............................................     (9,764,225)      (1,187,337)
                Change in unrealized appreciation/depreciation on investments--net.............     23,544,736      (39,051,807)
                                                                                                  ------------     ------------
                Net increase (decrease) in net assets resulting from operations................     14,038,667      (40,068,475)
                                                                                                  ------------     ------------
===============================================================================================================================
Dividends to    Investment income--net.........................................................       (190,667)        (391,480)
Shareholders:                                                                                     ------------     ------------
                Net decrease in net assets resulting from dividends to shareholders............       (190,667)        (391,480)
                                                                                                  ------------     ------------
===============================================================================================================================
Net Assets:     Total increase (decrease) in net assets........................................     13,848,000      (40,459,955)
                Beginning of year..............................................................    279,566,159      320,026,114
                                                                                                  ------------     ------------
                End of year*...................................................................   $293,414,159     $279,566,159
                                                                                                  ============     ============
===============================================================================================================================
              * Undistributed investment income--net...........................................   $    207,039     $    139,546
                                                                                                  ============     ============
===============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                      The following per share data and ratios have been derived        For the Year Ended        For the Period
                      from information provided in the financial statements.              September 30,         Nov. 3, 1999+ to
                                                                                     ----------------------       September 30,
                      Increase (Decrease) in Net Asset Value:                         2002             2001           2000
================================================================================================================================
Per Share Operating   Net asset value, beginning of period......................  $       8.87     $      10.16   $      10.00
Performance:                                                                      ------------     ------------   ------------
                         Investment income--net.................................           .02               --@           .01
                         Realized and unrealized gain (loss) on investments--net           .43            (1.28)           .15
                                                                                  ------------     ------------   ------------
                      Total from investment operations..........................           .45            (1.28)           .16
                                                                                  ------------     ------------   ------------
                      Less dividends from investment income--net................          (.01)            (.01)            --
                                                                                  ------------     ------------   ------------
                      Net asset value, end of period............................  $       9.31     $       8.87    $     10.16
                                                                                  ------------     ------------   ------------
                      Market price per share, end of period.....................  $       8.35     $       8.45    $      9.25
                                                                                  ============     ============    ===========
==============================================================================================================================
Total Investment      Based on net asset value per share........................         4.96%          (12.70%)         1.60%@@
Return:**                                                                         ============     ============    ===========
                      Based on market price per share...........................        (1.18%)          (8.65%)        (7.50%)@@
                                                                                  ============     ============    ===========
==============================================================================================================================
Ratios to Average     Expenses..................................................         1.02%            1.01%          1.00%*
Net Assets:                                                                       ============     ============    ===========
                      Investment income--net....................................          .09%             .06%           .12%*
                                                                                  ============     ============    ===========
==============================================================================================================================
Supplemental          Net assets, end of period (in thousands)..................  $    293,414     $    279,566    $   320,026
Data:                                                                             ============     ============    ===========
                      Portfolio turnover........................................          .71%            3.59%          7.60%
                                                                                  ============     ============    ===========
==============================================================================================================================

   * Annualized.
  ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
   + Commencement of operations.
   @ Amount is less than $.01 per share.
  @@ Aggregate total investment return.

     See Notes to Financial Statements.

                                    12 & 13

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). At inception, the Fund purchased three seven-year European-style put options from three independent counterparties. For valuation purposes, the Fund obtains a bid price from each of the three counterparties. The average of these three bid prices is used to value each of the three put options. Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and all other assets for which there exist no price quotations or valuations, including put contracts and futures contracts and related options, are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no significant reclassifications in the current year.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2002 were $1,749,489 and $5,386,611, respectively.

Net realized gains (losses) for the year ended September 30, 2002 and net unrealized gains (losses) as of September 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                               Realized             Unrealized
                                             Gains (Losses)       Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...............         $(9,924,404)         $(96,275,919)
Options purchased ...................                  --            85,770,981
Short sales .........................                  --                  (127)
Financial futures contracts .........             160,179              (343,577)
                                              -----------          ------------
Total ...............................         $(9,764,225)         $(10,848,642)
                                              ===========          ============
--------------------------------------------------------------------------------

As of September 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $10,576,499, of which $95,162,710 related to appreciated securities and $105,739,209 related to depreciated securities. The aggregate cost of investments, including options purchased, at September 30, 2002 for Federal income tax purposes was $304,960,522.

                                    14 & 15

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the years ended September 30, 2002 and September 30, 2001 remained constant.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended September 30, 2002 and September 30, 2001 was as follows:

--------------------------------------------------------------------------------
                                                     9/30/2002         9/30/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................           $190,667          $391,480
                                                     --------          --------
Total taxable distributions ..............           $190,667          $391,480
                                                     ========          ========
--------------------------------------------------------------------------------

As of September 30, 2002, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net .....................         $    207,039
Undistributed long-term capital gains--net .............                   --
                                                                 ------------
Total undistributed earnings--net ......................              207,039
Capital loss carryforward ..............................           (1,824,242)*
Unrealized losses--net .................................          (20,068,634)**
                                                                 ------------
Total accumulated losses--net ..........................         $(21,685,837)
                                                                 ============
--------------------------------------------------------------------------------
* On September 30, 2002, the Fund had a net capital loss carryforward of $1,824,242, of which $29,263 expires in 2008 and $1,794,979 expires in
     2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the deferral of post-October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, The S&P 500(R) Protected Equity Fund,
Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2002 and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2002 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 11, 2002


                                    16 & 17

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2002

OFFICERS AND DIRECTORS

                                                                                                        Number of
                                                                                                       Portfolios in       Other
                                           Position(s)  Length                                         Fund Complex    Directorships
                                               Held     of Time   Principal Occupation(s)               Overseen by       Held by
Name             Address & Age              with Fund   Served    During Past 5 Years                     Director        Director
====================================================================================================================================
          Interested Director
====================================================================================================================================
Terry K. Glenn*  P.O. Box 9011             President    1999 to   Chairman, Americas Region since        118 Funds          None
                 Princeton, NJ 08543-9011  and          present   2001, and Executive Vice President  169 Portfolios
                 Age: 62                   Director               since 1983 of Fund Asset
                                                                  Management, L.P. ("FAM") and
                                                                  Merrill Lynch Investment Managers,
                                                                  L.P. ("MLIM"); President of Merrill
                                                                  Lynch Mutual Funds since 1999;
                                                                  President of FAM Distributors, Inc.
                                                                  ("FAMD") since 1986 and Director
                                                                  thereof since 1991; Executive Vice
                                                                  President and Director of Princeton
                                                                  Services, Inc. ("Princeton
                                                                  Services") since 1993; President of
                                                                  Princeton Administrators, L.P.
                                                                  since 1988; Director of Financial
                                                                  Data Services, Inc. since 1985.
               =====================================================================================================================
               *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                  FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM
                  and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton
                  Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the
                  Board of Directors.
====================================================================================================================================

                                                                                                      Number of
                                                                                                    Portfolios in      Other
                                           Position(s)  Length                                      Fund Complex    Directorships
                                              Held      of Time   Principal Occupation(s)            Overseen by      Held by
Name             Address & Age              with Fund   Served*   During Past 5 Years                  Director       Director
====================================================================================================================================
          Independent Directors
====================================================================================================================================

Donald           P.O. Box 9011             Director     2002 to   General Partner of                   23 Funds      ITC Delta-
W. Burton        Princeton, NJ 08543-9011               present   The Burton                        34 Portfolios    Com, Inc.,
                 Age: 58                                          Partnership, Limited                               ITC Holding
                                                                  Partnership;                                       Company,
                                                                  Managing General                                   Inc., Knology,
                                                                  Partner of The South                               Inc., Main-
                                                                  Atlantic Venture                                   Bancorp, N.A.,
                                                                  Funds; Member of the                               Pri-Care, Inc.,
                                                                  Investment Advisory                                Sumbion, Inc.
                                                                  Committee of the
                                                                  Florida State Board
                                                                  of Administration.
====================================================================================================================================
M. Colyer Crum   P.O. Box 9011             Director     1999 to   James R. Williston                   23 Funds      Cambridge
                 Princeton, NJ 08543-9011               present   Professor of                      34 Portfolios    Bancorp
                 Age: 70                                          Investment
                                                                  Management Emeritus,
                                                                  Harvard Business
                                                                  School since 1996.
====================================================================================================================================
Laurie Simon     P.O. Box 9011             Director     1999 to   Professor of Finance                 23 Funds      None
Hodrick          Princeton, NJ 08543-9011               present   and Economics,                    34 Portfolios
                 Age: 40                                          Graduate School of
                                                                  Business, Columbia
                                                                  University since
                                                                  1998; Associate
                                                                  Professor of Finance
                                                                  and Economics, Graduate
                                                                  School of Business,
                                                                  Columbia University
                                                                  from 1996 to 1998.
====================================================================================================================================
J. Thomas        P.O. Box 9011             Director     1999 to   Managing Partner of                  23 Funds      TECO
Touchton         Princeton, NJ 08543-9011               present   the Witt Touchton                 34 Portfolios    Energy, Inc.
                 Age: 63                                          Company since 1972.
====================================================================================================================================
Fred G. Weiss    P.O. Box 9011             Director     1999 to   Managing Director of                 23 Funds      Watson
                 Princeton, NJ 08543-9011               present   FGW Associates since              34 Portfolios    Pharma-
                 Age: 61                                          1997; Vice                                         ceuticals,
                                                                  President, Planning,                               Inc.
                                                                  Investment and
                                                                  Development of
                                                                  Warner Lambert Co.
                                                                  from 1979 to 1997.
               =====================================================================================================================
               * The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================

====================================================================================================================================
                                           Position(s)  Length
                                              Held      of Time
Name             Address & Age              with Fund   Served*    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
          Fund Officers
====================================================================================================================================
Donald C.        P.O. Box 9011             Vice         1999 to    First Vice President of FAM and MLIM since 1997 and Treasurer
Burke            Princeton, NJ 08543-9011  President    present    thereof since 1999; Senior Vice President and Treasurer of
                 Age: 41                   and                     Princeton Services since 1999; Vice President of FAMD since
                                           Treasurer               1999; Vice President of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
====================================================================================================================================
Ira P. Shapiro   P.O. Box 9011             Secretary    1999 to    First Vice President (Legal Advisory) of the Investment Adviser
                 Princeton, NJ 08543-9011               present    and certain of its affiliates since 1998; Director (Legal
                 Age: 38                                           Advisory) of the Investment Adviser and certain of its
                                                                   affiliates from 1996 to 1997; Attorney with the Investment
                                                                   Adviser and certain of its affiliates from 1993 to 1997.
               =====================================================================================================================
               * Officers of the Fund serve at the pleasure of the Board of Directors.
====================================================================================================================================

Custodian

J.P. Morgan Chase and Co.
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

EquiServe Trust Company, I.A.
P.O. Box 43011
Providence, RI 02940-3011
800-426-5523

NASDAQ Symbol

PEFX


                                    18 & 19

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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